Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (16,600,250)	$ (13,071,205)	$ (17,676,232)	$ (20,709,991)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	410,593	304,287	394,011	708,317
Noncash compensation expense relating to modification of profits interest units				12,738,088
Stock-based compensation	658,106	594,360	800,796	43,835
Changes in operating assets and liabilities:
Miscellaneous receivables	228,596	642,899	455,816	(538,476)
Prepaid expenses and other current assets	1,368,658	(293,140)	(580,591)	(1,258,857)
Operating lease right-of-use assets	194,125	167,828	227,982	100,124
Trade accounts payable and accrued expenses	1,517,952	197,462	791,005	(1,324,686)
Operating lease liabilities	(263,380)	(249,952)	44,160	61,427
Long-term portion of operating lease liability			(339,755)	(228,938)
Other current liabilities	13,428	31,147		(23,615)
Net cash used in operating activities	(12,472,172)	(11,676,314)	(15,882,808)	(10,432,772)
Investing activities:
Purchase of property and equipment	(37,136)	(10,400)	(153,420)	(814,736)
Proceeds from sale of short-term investments		933	933
Other		(165)	(165)
Net cash used in investing activities	(37,136)	(9,632)	(152,652)	(814,736)
Financing Activities:
Proceeds from issuance of common stock and pre-funded common stock purchase warrants, net of fees	6,151,288			20,374,218
IPO issuance costs			(85,919)
Members’ capital contributions				7,104,957
Payments on notes payable				(500,335)
Proceeds from note payable	3,000,000	5,000,000	5,000,000
Principal payments on finance lease obligations	(11,943)	(11,229)	(15,090)	(436,259)
Net cash provided by financing activities	9,139,345	4,988,771	4,898,991	26,542,581
Cash and cash equivalents:
Net decrease in cash and cash equivalents	(3,369,963)	(6,697,175)	(11,136,469)	15,295,073
Cash and cash equivalents at beginning of year	5,356,276	16,492,745	16,492,745	1,197,672
Cash and cash equivalents at end of period	1,986,313	9,795,570	5,356,276	16,492,745
Non-cash activities
Property and equipment accrued but not paid at end of year				279,730
Cash payments:
Interest paid	$ 10,266	$ 10,291	$ 19,000	$ 114,725